Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our named executive officers (“NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (5), (6), (7) and (8) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table for the covered fiscal year.
The following table sets forth additional compensation information of our chief executive officer (CEO) and our non-CEO NEOs along with total stockholder return, net income, and AFFO per share for fiscal years 2020, 2021, 2022, 2023 and 2024:
	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income	AFFO Per Share(4)
Year(1)					Total Stockholder Return	Peer Group Total Stockholder Return
2024(5)	$4,999,273	$3,156,915	$3,427,166	$1,927,190	$118	$123	$159,857,000	$8.98
2023	5,051,022	3,926,040	3,280,871	2,547,486	165	114	164,236,000	$9.08
2022	10,819,354	(1,022,443)	7,987,748	(1,000,664)	152	100	153,034,000	$8.45
2021	6,969,088	5,238,393	5,422,867	4,396,747	371	132	112,638,000	$6.66
2020	1,858,697	4,343,138	1,904,848	4,504,544	251	92	64,378,000	$5.01

(1)
The CEO for all periods presented is Mr. Smithers. The non-CEO NEOs are Mr. Gold, Mr. Smith, and Mr. Wolfe for 2024. The non-CEO NEOs are Mr. Gold, Mr. Smith, Mr. Wolfe and Ms. Hastings for 2023 and the non-CEO NEOs for 2022, 2021 and 2020 are Mr. Gold, Mr. Wolfe and Ms. Hastings. Mr. Smith was appointed chief financial officer and treasurer in March 2023, concurrent with Ms. Hastings’ appointment as chief operating officer.

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2024: $66.64 (34% decrease from prior year) for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).

(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our annual report on Form 10-K for year ended December 31, 2024. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.

(4)
Adjusted funds from operations (“AFFO”) per share, a non-GAAP financial measure, provides useful information to investors because it is a widely accepted industry measure of the operating performance of REITs that is used by industry analysts and investors who look at and compare those companies. It provides an additional measure to compare the operating performance of REITs without having to account for differing depreciation assumptions and other unique revenue and expense items, which we believe are not pertinent to measuring a particular company’s on-going operating performance. The most appropriate GAAP performance metric to which AFFO should be reconciled is net income available to common stockholders per share. For a reconciliation of AFFO per share to net income available to common stockholders per share, see Appendix A of this Proxy Statement.

(5)
2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2024	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2024 SCT	$4,999,273	$3,427,166
Less, Value of Stock Awards Reported in SCT	(2,500,078)	(1,800,119)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,814,674	1,306,610
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(645,763)	(478,201)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	318,345	232,142
Less, Prior Year Fair Value of Prior Year Stock Awards that Failedto Vest this Year	(829,536)	(760,408)
Total Adjustments	(1,842,358)	(1,499,976)
“Compensation Actually Paid” for Fiscal Year 2024	$3,156,915	$1,927,190

Company Selected Measure Name	AFFO Per Share
Named Executive Officers, Footnote
(1)
The CEO for all periods presented is Mr. Smithers. The non-CEO NEOs are Mr. Gold, Mr. Smith, and Mr. Wolfe for 2024. The non-CEO NEOs are Mr. Gold, Mr. Smith, Mr. Wolfe and Ms. Hastings for 2023 and the non-CEO NEOs for 2022, 2021 and 2020 are Mr. Gold, Mr. Wolfe and Ms. Hastings. Mr. Smith was appointed chief financial officer and treasurer in March 2023, concurrent with Ms. Hastings’ appointment as chief operating officer.

Peer Group Issuers, Footnote
(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our annual report on Form 10-K for year ended December 31, 2024. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.

PEO Total Compensation Amount	$ 4,999,273	$ 5,051,022	$ 10,819,354	$ 6,969,088	$ 1,858,697
PEO Actually Paid Compensation Amount	$ 3,156,915	3,926,040	(1,022,443)	5,238,393	4,343,138
Adjustment To PEO Compensation, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2024: $66.64 (34% decrease from prior year) for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).
(5)
2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2024	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2024 SCT	$4,999,273	$3,427,166
Less, Value of Stock Awards Reported in SCT	(2,500,078)	(1,800,119)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,814,674	1,306,610
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(645,763)	(478,201)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	318,345	232,142
Less, Prior Year Fair Value of Prior Year Stock Awards that Failedto Vest this Year	(829,536)	(760,408)
Total Adjustments	(1,842,358)	(1,499,976)
“Compensation Actually Paid” for Fiscal Year 2024	$3,156,915	$1,927,190

Non-PEO NEO Average Total Compensation Amount	$ 3,427,166	3,280,871	7,987,748	5,422,867	1,904,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,927,190	2,547,486	(1,000,664)	4,396,747	4,504,544
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2024: $66.64 (34% decrease from prior year) for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).
(5)
2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2024	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2024 SCT	$4,999,273	$3,427,166
Less, Value of Stock Awards Reported in SCT	(2,500,078)	(1,800,119)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,814,674	1,306,610
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(645,763)	(478,201)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	318,345	232,142
Less, Prior Year Fair Value of Prior Year Stock Awards that Failedto Vest this Year	(829,536)	(760,408)
Total Adjustments	(1,842,358)	(1,499,976)
“Compensation Actually Paid” for Fiscal Year 2024	$3,156,915	$1,927,190

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
AFFO per Share
Line of Credit Capacity
New Investments
Occupancy Percentage

Total Shareholder Return Amount	$ 118	165	152	371	251
Peer Group Total Shareholder Return Amount	123	114	100	132	92
Net Income (Loss)	$ 159,857,000	$ 164,236,000	$ 153,034,000	$ 112,638,000	$ 64,378,000
Company Selected Measure Amount | $ / shares	8.98	9.08	8.45	6.66	5.01
PEO Name	Mr. Smithers
Share Price | $ / shares	$ 66.64	$ 100.82	$ 101.35	$ 262.91	$ 183.13
Percentage Increase Decrease In Share Price	(34.00%)	(1.00%)	(61.00%)	44.00%	141.00%
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Non-GAAP Measure Description
(4)
Adjusted funds from operations (“AFFO”) per share, a non-GAAP financial measure, provides useful information to investors because it is a widely accepted industry measure of the operating performance of REITs that is used by industry analysts and investors who look at and compare those companies. It provides an additional measure to compare the operating performance of REITs without having to account for differing depreciation assumptions and other unique revenue and expense items, which we believe are not pertinent to measuring a particular company’s on-going operating performance. The most appropriate GAAP performance metric to which AFFO should be reconciled is net income available to common stockholders per share. For a reconciliation of AFFO per share to net income available to common stockholders per share, see Appendix A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Line of Credit Capacity
Measure:: 3
Pay vs Performance Disclosure
Name	New Investments
Measure:: 4
Pay vs Performance Disclosure
Name	Occupancy Percentage
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,842,358)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,500,078)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,814,674
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(645,763)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,536)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,345
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,976)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,119)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,306,610
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,201)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,408)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 232,142